Pay vs Performance Disclosure pure in Thousands		12 Months Ended
		Feb. 01, 2026 USD ($)	Feb. 02, 2025 USD ($)	Feb. 04, 2024 USD ($)	Jan. 29, 2023 USD ($)	Jan. 30, 2022 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

In accordance with SEC rules, the following table sets forth information with respect to how “compensation actually paid” (“CAP”) to our NEOs aligns with company performance. CAP is an SEC-defined term that does not necessarily reflect the amounts ultimately realized by the NEOs or how the Compensation Committee views the link between company performance and NEO compensation. In addition, a significant portion of CAP relates to changes in the fair value of unvested equity awards over the course of each year. Unvested equity awards remain subject to risk from forfeiture and vesting conditions and potential future declines in value based on changes in the price of our common stock. The ultimate values actually realized by our NEOs from unvested equity awards cannot be determined until the awards vest.

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of initial fixed $100 investment based on4
Year	Summary Compensation Table Total for CEO[1] ($)	Compensation Actually Paid to CEO[2] ($)	Average Summary Compensation Table Total for Other NEOs[1] ($)	Average Compensation Actually Paid to Other NEOs[3] ($)	PVH Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income[5] ($ thousands)	Non-GAAP Earnings Before Interest and Taxes[6] ($ thousands)
2025	16,165,385	(1,144,750)	4,272,028	952,540	73.70	68.73	25,300	790,535
2024	16,278,038	1,029,384	4,353,536	2,403,575	103.49	84.99	598,500	865,200
2023	15,613,904	31,275,630	4,868,455	6,435,205	140.02	78.65	663,600	951,795
2022	12,139,075	9,531,057	3,912,972	3,363,964	101.26	89.13	200,400	908,543
2021	14,714,208	15,456,925	5,199,568	3,543,319	106.89	96.33	952,300	983,494

1   Column (b) contains compensation amounts reported in the “Total” column of the Summary Compensation Table (“SCT”) for Mr. Larsson, our Chief Executive Officer. Column (d) contains the average of the compensation amounts reported in the “Total” column of the SCT for our NEOs other than our Chief Executive Officer (“Other NEOs”) for each of the years listed. The Other NEOs are as follows:

•  2025: Messrs. Coughlin, Savman and Olsson, and Mses. Rytz Goldman, Stone and Serrano;

•  2024: Messrs. Coughlin and Savman and Martijn Hagman, our former Chief Executive Officer, PVH Europe, and Mses. Rytz Goldman and Serrano;

•  2023: Messrs. Coughlin and Hagman, and Ms. Serrano and Julie A. Fuller, our former Executive Vice President, Chief People Officer;

•  2022: Messrs. Coughlin and Hagman, Ms. Fuller, James W. Holmes, previously our Interim CFO, Mark D. Fischer, Executive Vice President, General Counsel and Secretary, and Patricia Donnelly, our former CEO PVH Americas and CK Global;

•  2021: Messrs. Holmes and Coughlin, Mses. Fuller and Donnelly, Michael A. Shaffer, our former Chief Operating & Financial Officer, and Cheryl Abel-Hodges, our former Chief Executive Officer, Calvin Klein.

2   Compensation actually paid to our CEO in each of the years listed reflects the respective amounts set forth in column (b) of the table above, adjusted in accordance with SEC rules. The adjustments for 2025 are set forth in the table below. The dollar amounts in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year.

Adjustments to determine CAP to the Chief Executive Officer for 2025:

2025
Summary Compensation Table Column	$16,165,385
Subtract aggregate change in the actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	(45,080)
Subtract amounts reported under the “Stock Awards” column in the SCT	(12,200,530)
Add the fair value of awards granted during the covered year that remain unvested as of covered year end*	7,215,132
Add (subtract) the change in fair value of awards granted in any prior year that were outstanding and unvested as of the covered year end*	(10,545,502)
Add (subtract) the change in fair value of awards granted in any prior year that vested during the covered year*	(1,734,155)
Compensation Actually Paid to CEO	$(1,144,750)

*  The fair values of our market-based PSUs are estimated as of each measurement date using the Monte Carlo simulation model, using assumptions updated for each measurement date. The fair values of our non-market-based PSUs are equal to the closing price of our common stock on each measurement date, reduced for the present value of any dividends expected to be paid on our common stock, as these contingently issuable PSUs do not accrue dividends. Changes in fair value of awards granted in any prior year are measured by comparing fair value as of the end of the covered year (for awards unvested as of the covered year-end) or at vesting (for awards that vested during the covered year) to the fair value as of the end of the prior year.

3   Compensation actually paid to our Other NEOs in each of the years listed reflects the respective amounts set forth in column (d) of the table above, adjusted in accordance with SEC rules. The adjustments for 2025 are set forth in the table below. The dollar amounts in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our Other NEOs during the applicable year.

Adjustments to determine CAP to Other NEOs for 2025:

2025
Average SCT Total for Other NEOs	$4,272,028
Subtract amounts reported under the “Stock Awards” column in the SCT	(2,028,297)
Add the fair value of awards granted during the covered year that remain unvested as of covered year end*	597,587
Add (subtract) the change in fair value of awards granted in any prior year that were outstanding and unvested as of the covered year end*	(429,598)
Add (subtract) the change in fair value of awards granted in any prior year that vested during the covered year*	(117,881)
Subtract the fair value of awards granted in any prior year that were forfeited during the covered year*	(1,341,299)
Average Compensation Actually Paid to Other NEOs	$952,540

*  The fair values of our market-based PSUs are estimated as of each measurement date using the Monte Carlo simulation model, using assumptions updated for each measurement date. The fair values of our non-market-based PSUs are equal to the closing price of our common stock on each measurement date, reduced for the present value of any dividends expected to be paid on our common stock, as these contingently issuable PSUs do not accrue dividends. Changes in fair value of awards granted in any prior year are measured by comparing fair value as of the end of the covered year (for awards unvested as of the covered year-end) or at vesting (for awards that vested during the covered year) to the fair value as of the end of the prior year.

4   We utilized the S&P 500 Apparel, Accessories & Luxury Goods Index for our peer group TSR in 2020 and 2021. We are no longer included in the S&P 500 Apparel, Accessories & Luxury Good Index and, as a result, no longer use it as our industry peer group. We are now in the S&P 1500 Apparel, Accessories & Luxury Goods Index (the “New Index”), which we utilized for our 2022, 2023, 2024 and 2025 peer group TSR and in the stock performance graph required by Item 201(e) of Regulation S-K. The New Index TSR amount for 2021 is $104.29. TSR assumes an initial investment of $100 in our common stock on February 1, 2021, and reinvestment of dividends. A hypothetical $100 investment in the New Index using the same methodology is shown for comparison.

5   Reflects Net Income in the company’s Consolidated Statements of Operations included in the company’s Annual Report on Form 10-K for the applicable fiscal year.

6   The company-selected financial measure is EBIT on a non-GAAP basis. We calculate our EBIT on a non-GAAP basis by starting with our GAAP results and then apply a list of adjustments and exclusions approved by the Compensation Committee when it makes performance-based awards. See reconciliations on Exhibit A.

Named Executive Officers, Footnote	Column (b) contains compensation amounts reported in the “Total” column of the Summary Compensation Table (“SCT”) for Mr. Larsson, our Chief Executive Officer. Column (d) contains the average of the compensation amounts reported in the “Total” column of the SCT for our NEOs other than our Chief Executive Officer (“Other NEOs”) for each of the years listed. The Other NEOs are as follows:

•  2025: Messrs. Coughlin, Savman and Olsson, and Mses. Rytz Goldman, Stone and Serrano;

•  2024: Messrs. Coughlin and Savman and Martijn Hagman, our former Chief Executive Officer, PVH Europe, and Mses. Rytz Goldman and Serrano;

•  2023: Messrs. Coughlin and Hagman, and Ms. Serrano and Julie A. Fuller, our former Executive Vice President, Chief People Officer;

•  2022: Messrs. Coughlin and Hagman, Ms. Fuller, James W. Holmes, previously our Interim CFO, Mark D. Fischer, Executive Vice President, General Counsel and Secretary, and Patricia Donnelly, our former CEO PVH Americas and CK Global;

•  2021: Messrs. Holmes and Coughlin, Mses. Fuller and Donnelly, Michael A. Shaffer, our former Chief Operating & Financial Officer, and Cheryl Abel-Hodges, our former Chief Executive Officer, Calvin Klein.

Peer Group Issuers, Footnote		We utilized the S&P 500 Apparel, Accessories & Luxury Goods Index for our peer group TSR in 2020 and 2021. We are no longer included in the S&P 500 Apparel, Accessories & Luxury Good Index and, as a result, no longer use it as our industry peer group.
PEO Total Compensation Amount	[1]	$ 16,165,385	$ 16,278,038	$ 15,613,904	$ 12,139,075	$ 14,714,208
PEO Actually Paid Compensation Amount	[2]	$ (1,144,750)	1,029,384	31,275,630	9,531,057	15,456,925
Adjustment To PEO Compensation, Footnote

Adjustments to determine CAP to the Chief Executive Officer for 2025:

2025
Summary Compensation Table Column	$16,165,385
Subtract aggregate change in the actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	(45,080)
Subtract amounts reported under the “Stock Awards” column in the SCT	(12,200,530)
Add the fair value of awards granted during the covered year that remain unvested as of covered year end*	7,215,132
Add (subtract) the change in fair value of awards granted in any prior year that were outstanding and unvested as of the covered year end*	(10,545,502)
Add (subtract) the change in fair value of awards granted in any prior year that vested during the covered year*	(1,734,155)
Compensation Actually Paid to CEO	$(1,144,750)

*  The fair values of our market-based PSUs are estimated as of each measurement date using the Monte Carlo simulation model, using assumptions updated for each measurement date. The fair values of our non-market-based PSUs are equal to the closing price of our common stock on each measurement date, reduced for the present value of any dividends expected to be paid on our common stock, as these contingently issuable PSUs do not accrue dividends. Changes in fair value of awards granted in any prior year are measured by comparing fair value as of the end of the covered year (for awards unvested as of the covered year-end) or at vesting (for awards that vested during the covered year) to the fair value as of the end of the prior year.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 4,272,028	4,353,536	4,868,455	3,912,972	5,199,568
Non-PEO NEO Average Compensation Actually Paid Amount	[3]	$ 952,540	2,403,575	6,435,205	3,363,964	3,543,319
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to determine CAP to Other NEOs for 2025:

2025
Average SCT Total for Other NEOs	$4,272,028
Subtract amounts reported under the “Stock Awards” column in the SCT	(2,028,297)
Add the fair value of awards granted during the covered year that remain unvested as of covered year end*	597,587
Add (subtract) the change in fair value of awards granted in any prior year that were outstanding and unvested as of the covered year end*	(429,598)
Add (subtract) the change in fair value of awards granted in any prior year that vested during the covered year*	(117,881)
Subtract the fair value of awards granted in any prior year that were forfeited during the covered year*	(1,341,299)
Average Compensation Actually Paid to Other NEOs	$952,540

*  The fair values of our market-based PSUs are estimated as of each measurement date using the Monte Carlo simulation model, using assumptions updated for each measurement date. The fair values of our non-market-based PSUs are equal to the closing price of our common stock on each measurement date, reduced for the present value of any dividends expected to be paid on our common stock, as these contingently issuable PSUs do not accrue dividends. Changes in fair value of awards granted in any prior year are measured by comparing fair value as of the end of the covered year (for awards unvested as of the covered year-end) or at vesting (for awards that vested during the covered year) to the fair value as of the end of the prior year.

Compensation Actually Paid vs. Total Shareholder Return
PVH TSR vs. Peer Group TSR vs. CAP

Compensation Actually Paid vs. Net Income
PVH Net Income vs. CAP

Compensation Actually Paid vs. Company Selected Measure
PVH Non-GAAP EBIT vs. CAP

Tabular List, Table

Pay Versus Performance: Most Important Measures

In the company’s assessment, the following chart lists the most important financial performance measures we use to link compensation actually paid to the NEOs, as determined in accordance with SEC rules, to company performance for 2025. The Compensation Discussion & Analysis discusses the ways we use these measures in our NEO compensation program and how they are important to and linked with our performance.

Most Important Financial Performance Measures
EBIT Relative TSR Revenue ROIC

Total Shareholder Return Amount	[4]	$ 73.7	103.49	140.02	101.26	106.89
Peer Group Total Shareholder Return Amount	[4]	68.73	84.99	78.65	89.13	96.33
Net Income (Loss)	[5]	$ 25,300,000	$ 598,500,000	$ 663,600,000	$ 200,400,000	$ 952,300,000
Company Selected Measure Amount	[6]	790,535	865,200	951,795	908,543	983,494
PEO Name		Mr. Larsson	Mr. Larsson	Mr. Larsson	Mr. Larsson	Mr. Larsson
Measure:: 1
Pay vs Performance Disclosure
Name		EBIT
Measure:: 2
Pay vs Performance Disclosure
Name		Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name		Revenue
Measure:: 4
Pay vs Performance Disclosure
Name		ROIC
PEO | Subtract aggregate change in the actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (45,080)
PEO | Subtract amounts reported under the “Stock Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(12,200,530)
PEO | Add the fair value of awards granted during the covered year that remain unvested as of covered year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	7,215,132
PEO | Add (subtract) the change in fair value of awards granted in any prior year that were outstanding and unvested as of the covered year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(10,545,502)
PEO | Add (subtract) the change in fair value of awards granted in any prior year that vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(1,734,155)
Non-PEO NEO | Subtract amounts reported under the “Stock Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,028,297)
Non-PEO NEO | Add the fair value of awards granted during the covered year that remain unvested as of covered year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	597,587
Non-PEO NEO | Add (subtract) the change in fair value of awards granted in any prior year that were outstanding and unvested as of the covered year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(429,598)
Non-PEO NEO | Add (subtract) the change in fair value of awards granted in any prior year that vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	(117,881)
Non-PEO NEO | Subtract the fair value of awards granted in any prior year that were forfeited during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	[7]	$ (1,341,299)

[1]	Column (b) contains compensation amounts reported in the “Total” column of the Summary Compensation Table (“SCT”) for Mr. Larsson, our Chief Executive Officer. Column (d) contains the average of the compensation amounts reported in the “Total” column of the SCT for our NEOs other than our Chief Executive Officer (“Other NEOs”) for each of the years listed. The Other NEOs are as follows:

•  2025: Messrs. Coughlin, Savman and Olsson, and Mses. Rytz Goldman, Stone and Serrano;

•  2024: Messrs. Coughlin and Savman and Martijn Hagman, our former Chief Executive Officer, PVH Europe, and Mses. Rytz Goldman and Serrano;

•  2023: Messrs. Coughlin and Hagman, and Ms. Serrano and Julie A. Fuller, our former Executive Vice President, Chief People Officer;

•  2022: Messrs. Coughlin and Hagman, Ms. Fuller, James W. Holmes, previously our Interim CFO, Mark D. Fischer, Executive Vice President, General Counsel and Secretary, and Patricia Donnelly, our former CEO PVH Americas and CK Global;

•  2021: Messrs. Holmes and Coughlin, Mses. Fuller and Donnelly, Michael A. Shaffer, our former Chief Operating & Financial Officer, and Cheryl Abel-Hodges, our former Chief Executive Officer, Calvin Klein.

[2]	Compensation actually paid to our CEO in each of the years listed reflects the respective amounts set forth in column (b) of the table above, adjusted in accordance with SEC rules. The adjustments for 2025 are set forth in the table below. The dollar amounts in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our CEO during the applicable year.

Adjustments to determine CAP to the Chief Executive Officer for 2025:

2025
Summary Compensation Table Column	$16,165,385
Subtract aggregate change in the actuarial present value of accumulated benefit under pension plans reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the SCT	(45,080)
Subtract amounts reported under the “Stock Awards” column in the SCT	(12,200,530)
Add the fair value of awards granted during the covered year that remain unvested as of covered year end*	7,215,132
Add (subtract) the change in fair value of awards granted in any prior year that were outstanding and unvested as of the covered year end*	(10,545,502)
Add (subtract) the change in fair value of awards granted in any prior year that vested during the covered year*	(1,734,155)
Compensation Actually Paid to CEO	$(1,144,750)

*  The fair values of our market-based PSUs are estimated as of each measurement date using the Monte Carlo simulation model, using assumptions updated for each measurement date. The fair values of our non-market-based PSUs are equal to the closing price of our common stock on each measurement date, reduced for the present value of any dividends expected to be paid on our common stock, as these contingently issuable PSUs do not accrue dividends. Changes in fair value of awards granted in any prior year are measured by comparing fair value as of the end of the covered year (for awards unvested as of the covered year-end) or at vesting (for awards that vested during the covered year) to the fair value as of the end of the prior year.

[3]	Compensation actually paid to our Other NEOs in each of the years listed reflects the respective amounts set forth in column (d) of the table above, adjusted in accordance with SEC rules. The adjustments for 2025 are set forth in the table below. The dollar amounts in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our Other NEOs during the applicable year.

Adjustments to determine CAP to Other NEOs for 2025:

2025
Average SCT Total for Other NEOs	$4,272,028
Subtract amounts reported under the “Stock Awards” column in the SCT	(2,028,297)
Add the fair value of awards granted during the covered year that remain unvested as of covered year end*	597,587
Add (subtract) the change in fair value of awards granted in any prior year that were outstanding and unvested as of the covered year end*	(429,598)
Add (subtract) the change in fair value of awards granted in any prior year that vested during the covered year*	(117,881)
Subtract the fair value of awards granted in any prior year that were forfeited during the covered year*	(1,341,299)
Average Compensation Actually Paid to Other NEOs	$952,540

*  The fair values of our market-based PSUs are estimated as of each measurement date using the Monte Carlo simulation model, using assumptions updated for each measurement date. The fair values of our non-market-based PSUs are equal to the closing price of our common stock on each measurement date, reduced for the present value of any dividends expected to be paid on our common stock, as these contingently issuable PSUs do not accrue dividends. Changes in fair value of awards granted in any prior year are measured by comparing fair value as of the end of the covered year (for awards unvested as of the covered year-end) or at vesting (for awards that vested during the covered year) to the fair value as of the end of the prior year.

[4]	We utilized the S&P 500 Apparel, Accessories & Luxury Goods Index for our peer group TSR in 2020 and 2021. We are no longer included in the S&P 500 Apparel, Accessories & Luxury Good Index and, as a result, no longer use it as our industry peer group. We are now in the S&P 1500 Apparel, Accessories & Luxury Goods Index (the “New Index”), which we utilized for our 2022, 2023, 2024 and 2025 peer group TSR and in the stock performance graph required by Item 201(e) of Regulation S-K. The New Index TSR amount for 2021 is $104.29. TSR assumes an initial investment of $100 in our common stock on February 1, 2021, and reinvestment of dividends. A hypothetical $100 investment in the New Index using the same methodology is shown for comparison.
[5]	Reflects Net Income in the company’s Consolidated Statements of Operations included in the company’s Annual Report on Form 10-K for the applicable fiscal year.
[6]	The company-selected financial measure is EBIT on a non-GAAP basis. We calculate our EBIT on a non-GAAP basis by starting with our GAAP results and then apply a list of adjustments and exclusions approved by the Compensation Committee when it makes performance-based awards. See reconciliations on Exhibit A.
[7]	The fair values of our market-based PSUs are estimated as of each measurement date using the Monte Carlo simulation model, using assumptions updated for each measurement date. The fair values of our non-market-based PSUs are equal to the closing price of our common stock on each measurement date, reduced for the present value of any dividends expected to be paid on our common stock, as these contingently issuable PSUs do not accrue dividends. Changes in fair value of awards granted in any prior year are measured by comparing fair value as of the end of the covered year (for awards unvested as of the covered year-end) or at vesting (for awards that vested during the covered year) to the fair value as of the end of the prior year.